Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Capital commitments [abstract]
Schedule of Maturity of Leases

The Group has the following commitments as of December 31, 2018:

	Less than 1 Year	Between 1 and 5 years	Later than 5 years	Total
Anchorage office lease [1]	US$ 186	US$ 579	US$ –	US$ 765
Pebble Project site leases [2]	176	–	–	176
Total	US$ 362	US$ 579	US$ –	US$ 941
Total in Canadian dollars [3]	$494	$790	$–	$1,284

Notes:

1.	Lease expires November 30, 2022.

2.	The Group leases two hangars at site and a yard lease for core storage. The core yard lease and one hanger lease expire June 30 and July 1, 2019, respectively and the other hanger lease expires May 1, 2019.

3.	Converted at the Wall Street Journal closing rate of $1.3641 per US$1 on December 31, 2018.